Bank Debt, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Bank Debt
2014	$ 34,848
2015	61,579
2016	58,572
2017	45,317
2018	85,328
2019 and thereafter	234,505
Total	$ 520,149	$ 615,667